Income tax and deferred taxes - Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 79,841	$ 183,633
Chilean income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	24,687	636
Specific mining tax to lithium mining
Major Components Of Tax Expense [Line Items]
Current tax liabilities	0	162,743
Foreign company income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	55,154	$ 20,254
Monthly provisional income tax payments, Chilean companies
Major Components Of Tax Expense [Line Items]
Current tax liabilities	90,900
Provisional monthly income tax payments, foreign subsidiaries
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 66,900